INCOME TAXES (Details 3) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
Property and equipment and intangible assets - U.S.	$ 469,403	$ 529,694
Net operating loss	14,220
Accruals, reserves and other - U.S.	336,823	229,568
Leasing assets	245,819	125,480
Leasing liabilities	(238,789)	(117,270)
Gross deferred tax assets	827,476	767,472
Less valuation allowance
Total deferred tax assets	827,476	767,472
Deferred tax liabilities:
Intangible assets - foreign	(150,878)	(144,653)
Accruals, reserves and other - foreign	(18,551)	16,136
Total deferred tax liabilities	(169,429)	(128,517)
Total net deferred tax assets	$ 658,047	$ 638,955